UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-09941

AMBASSADOR FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

500 Griswold Street, Suite 2800

Detroit, MI   48226

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)  (ZIP CODE)

Brian T. Jeffries

Ambassador Capital Management LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code:  (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.   Semi-Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).

Semi-Annual Report January 31, 2010

Ambassador Money Market Fund

Investment products:

•

Are not deposits of, or guaranteed by, Ambassador

Capital Management, L.L.C., or any of its affiliates

•

Are not insured by the FDIC

•

Are subject to investment risks, including the possible

loss of the principal amount invested

This material must be accompanied or preceded by a prospectus.

Ambassador Money Market Fund

Table of Contents

Semi-Annual Report - January 31, 2010

Performance Highlights	1
Shareholder Expenses	2
Schedule of Portfolio Investments	3
Financial Statements	6
Financial Highlights	8
Notes to Financial Statements	9
Other Information	13
Trustees & Officers	14

An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.  Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Fund Rating

Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("S&P"), has assigned a Principal Stability Fund Rating of "AAAm" to the Ambassador Money Market Fund.  A fund rated AAAm has extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market and/or liquidity risks.  AAAm is the highest principal stability fund rating assigned by S&P.  There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely, if in the sole judgment of S&P, circumstances so warrant.

Ambassador Funds
Money Market Fund		Performance Highlights
January 31, 2010

Current 7-Day Yield: 0.07%		Average Days to Maturity: 30

PERFORMANCE	Average Annual Total Return
Since Inception
Ambassador	1 Year	3 Year	5 Year	8/1/2000
	0.44%	2.59%	3.17%	2.67%

Total Annual Operating Expenses - Gross* 0.40% *Source Prospectus Dated November 23, 2009

$12,846

The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO COMPOSITION

(A) Net of other assets and liabilities.

Ambassador Funds
Money Market Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (August 1, 2009 to January 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During Period* August 1, 2009 to January 31, 2010

Actual	$ 1,000	$ 1,001.20	$ 1.82
Hypothetical (5% return per year before expenses)	$ 1,000	$ 1,023.39	$ 1.84

* Expenses are equal to the Fund's annualized expense ratio of 0.36%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2010

Commercial Paper – 27.9%*
Security Description	Principal Amount	Value ($)
Banking-U.S. – 1.6%
Standard Chartered Bank (b), 0.40%, 05/07/10	5,000,000	4,994,722

Banking-Foreign-Asian - 3.1%
Korea Development Bank NY, 0.72%, 05/12/10	10,000,000	9,980,000

Banking-Foreign-Belgium - 3.1%
Fortis Funding LLC (b), 0.20%, 02/08/10	10,000,000	9,999,611

Banking-Foreign-Denmark - 2.0%
Danske Corp., 0.125%, 02/26/10	6,432,000	6,431,442

Banking-Foreign-French - 1.6%
Natixis Commercial Paper (b), 0.30%, 02/23/10	5,000,000	4,999,084

Banking-Foreign-Netherlands - 2.0%
Rabobank USA Financial Corp. (b), 0.10%, 02/01/10	6,241,000	6,241,000

Banking-Foreign-Swedish - 3.1%
Skandinav Enskilda Bank (b), 0.55%, 06/07/10	10,000,000	9,980,750

Commercial Bank-Non US - 3.1%
LMA Americas LLC (b), 0.18%, 02/26/10	10,000,000	9,998,750

Finance - 3.1%
Dexia Delaware LLC, 0.20%, 02/02/10	10,000,000	9,999,944

Finance-Investment Banker/Broker - 2.0%
Franklin Resources, Inc. (b), 0.15%, 02/05/10	6,345,000	6,344,894

Finance-Other Services - 3.2%
BTM Capital Corp. (b), 0.28%, 02/01/10	10,000,000	10,000,000

TOTAL COMMERCIAL PAPER (COST $88,970,197)		88,970,197

Commercial Paper-Asset Backed - 59.7%* (d)
Security Description	Principal Amount	Value ($)
Automotive - 5.2%
FCAR Owner Trust, 0.43%, 02/01/10	14,500,000	14,500,000
FCAR Owner Trust, 0.40%, 02/12/10	2,000,000	1,999,755
		16,499,755
Banking-U.S. - 11.4%
Arabella Finance LLC (b), 0.50%, 02/19/10	2,000,000	1,999,500
Arabella Finance LLC (b), 0.53%, 02/22/10	13,000,000	12,996,220

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2010

Commercial Paper-Asset Backed - 59.7%* (d) (Cont’d)
Security Description	Principal Amount	Value ($)
Banking-U.S. - 11.4% (Cont’d)
Crown Point Capital Co. (b), 0.75%, 06/02/10	10,000,000	9,974,792
Ebury Finance LLC (b), 0.35%, 02/08/10	8,500,000	8,499,422
Golden Funding Corp. (b), 0.60%, 03/03/10	3,006,000	3,004,497
		36,474,431
Banking-Foreign-Australian - 8.6%
Sydney Capital Corp. (b), 0.50%, 04/27/10	12,000,000	11,985,833
TSL (USA), Inc. (b), 0.52%, 02/11/10	15,500,000	15,497,761
		27,483,594
Banking-Foreign-Canadian - 4.9%
White Point Funding, Inc., 0.45%, 02/02/10	5,500,000	5,499,931
White Point Funding, Inc., 0.50%, 02/22/10	10,000,000	9,997,083
		15,497,014
Banking-Foreign-French - 1.9%
Barton Capital Corp. (b), 0.14%, 02/02/10	6,000,000	5,999,977

Banking-Foreign-German - 14.4%
Hannover Funding Corp. (b), 0.45%, 02/12/10	3,500,000	3,499,519
Hannover Funding Corp. (b), 0.45%, 02/18/10	12,000,000	11,997,450
Kaiserplatz Funding Ltd. (b), 0.50%, 02/03/10	1,130,000	1,129,969
Kaiserplatz Funding Ltd. (b), 0.70%, 02/19/10	4,500,000	4,498,425
Kaiserplatz Funding Ltd. (b), 0.62%, 02/18/10	2,500,000	2,499,268
Paradigm Funding LLC (b), 0.50%, 02/08/10	6,761,000	6,760,343
Paradigm Funding LLC (b), 0.65%, 02/16/10	5,500,000	5,498,510
Paradigm Funding LLC (b), 0.45%, 02/03/10	3,000,000	2,999,925
Silver Tower US Funding (b), 0.62%, 02/08/10	7,123,000	7,122,141
		46,005,550
Banking-Foreign-Netherlands - 5.0%
Amstel Funding Corp. (b), 0.60%, 02/25/10	4,000,000	3,998,400
Amstel Funding Corp. (b), 1.25%, 02/01/10	12,000,000	12,000,000
		15,998,400
Finance - 2.2%
Chesham Finance, LLC (b), 0.65%, 06/11/10	7,000,000	6,983,570

Finance-Other Services - 1.6%
Govco LLC (b), 0.30%, 05/17/10	5,000,000	4,995,625

Insurance - 4.5%
Autobahn Funding Co. LLC (b), 0.19%, 02/05/10	9,059,000	9,058,809
Autobahn Funding Co. LLC (b), 0.21%, 02/08/10	5,144,000	5,143,790
		14,202,599

TOTAL COMMERCIAL PAPER - ASSET BACKED (COST $190,140,515)		190,140,515

Ambassador Funds
Money Market Fund	Schedule of Portfolio Investments
(Unaudited)	January 31, 2010

U.S. Government Agency Obligations – 12.5%
Security Description	Principal Amount	Value ($)
Federal Home Loan Bank - 9.4%
0.23500%**, 02/19/10	15,000,000	15,001,177
0.80000%**, 03/12/10	15,000,000	15,000,000
		30,001,177
Federal Home Loan Mortgage Corp. - 3.1%
0.32656%**, 03/09/11	10,000,000	10,023,548

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $40,024,725)		40,024,725

Mutual Fund - 0.0% (c)

Security Description	Number of Shares	Value ($)
JPMorgan U.S. Government Money Market Fund - Agency	891	891

TOTAL MUTUAL FUND (COST $891)		891

TOTAL INVESTMENTS - 100.1% (COST $319,136,328) (a)		319,136,328

OTHER ASSETS LESS LIABILITIES - (0.1%)		(125,487)

TOTAL NET ASSETS - 100%		$ 319,010,841

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)   Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c) Unrounded amount is 0.0003%.

(d)   The underlying assets of the Fund's Asset-Backed Commercial Paper (ABCP) securities are principally financial instruments, including commercial loans, commercial and retail leasing and trade receivables.

* Rate presented indicates the effective yield at time of purchase.

** Rate in effect on January 31, 2010. Variable rate securities reset daily or quarterly, through maturity.

Ambassador Funds
Money Market Fund
(Unaudited)
Statement of Assets and Liabilities		Statement of Operations
January 31, 2010		For the six months ended January 31, 2010

Assets:		Investment Income:
Investments, at value (cost $319,136,328)	$ 319,136,328	Interest	$ 1,188,228
Cash	0
Interest receivable	28,973	Expenses:
Prepaid expenses	5,697	Advisory	388,156
Total Assets	319,170,998	Administration	77,631
		Accounting	24,449
		Audit/Tax	12,371
Liabilities:		Compliance	12,604
Distribution Payable	23,384	Custody	26,415
Accrued expenses and other liabilities:		Legal	21,034
Advisory	54,289	Transfer Agent	43,919
Other	82,484	Money Market Insurance Guarantee	25,755
Total Liabilities	160,157	Trustee	37,304
		Other	30,898
		Total Expenses	700,536

Net Assets	$ 319,010,841	Net Investment Income	487,692

Composition of Net Assets:		Net Realized Gain (Loss) from Investments:
Capital	$ 319,005,711
Accumulated net realized gain (loss) from investment transactions	5,130	Net realized gain (loss) from investment transactions	3,554
Net Assets	$ 319,010,841
		Increase in net assets from operations	$ 491,246

Institutional Shares:
Net Assets	$ 319,010,841
Shares Outstanding	319,005,711
Net Asset Value, Offering Price, and Redemption Price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Statements of Changes in Net Assets

	Six Months Ended January 31, 2010	Year Ended July 31, 2009
	(unaudited)
Investment Activities: Operations:

Net investment income	$487,692	$5,723,385
Net realized gain (loss) from investment transactions	3,554	0
Change in net assets from operations	491,246	5,723,385

Distributions:
Net investment income
Institutional Shares	(487,692)	(5,723,385)
Change in net assets from shareholder distributions	(487,692)	(5,723,385)

Capital Share Transactions:
Increase in net assets from capital transactions	(51,841,936)	(39,268,273)
Increase in net assets from investment activities	(51,838,382)	(39,268,273)

Net Assets:
Beginning of period	370,849,223	410,117,496
End of period	$319,010,841	$370,849,223

Share Transactions:* Institutional Shares:
Issued	$218,295,144	$816,993,005
Reinvested	603,627	6,223,762
Redeemed	(270,740,707)	(862,485,040)

Change in Institutional shares	(51,841,936)	(39,268,273)

Investor Shares:**
Issued	0	0
Redeemed	0	0
Change in Investor shares	0	0
Change in shares	$(51,841,936)	$(39,268,273)

*		All capital share transactions have been processed at a net asset value of $1.00 per share.
**		No investor shares are outstanding at January 31, 2010 and July 31, 2009.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	Six Months Ended January 31, 2010 (Unaudited)	For the Years Ended
		July 31, 2009	July 31, 2008	July 31, 2007	July 31, 2006	July 31, 2005

Institutional Shares

Net Asset Value,
Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Investment Activities:
Net investment income	0.001	0.013	0.038	0.051	0.040	0.022
Net realized gain (loss) on investments	0.000 (a)	0.000	0.000 (a)	0.000 (a)	0.000 (a)	0.000 (a)
Total from investment activities	0.001	0.013	0.038	0.051	0.040	0.022

Distributions:
Net investment income	(0.001)	(0.013)	(0.038)	(0.051)	(0.040)	(0.022)
Total distributions	(0.001)	(0.013)	(0.038)	(0.051)	(0.040)	(0.022)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	0.12%	1.26%	3.88%	5.17%	4.16%	2.11%

Ratios/Supplementary Data:
Net assets at end of period (000’s)	$319,011	$370,849	$410,117	$356,127	$233,153	$310,381
Ratio of expenses to average net assets	0.36%	0.36%	0.31%	0.32%	0.34%	0.33%
Ratio of net investment income to average net assets	0.25%	1.26%	3.78%	5.05%	4.02%	2.20%

(a) Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Ambassador Funds
Notes to Financial Statements
January 31, 2010

1.

Organization:

The Ambassador Funds (the “Trust”) was organized as a Delaware business trust on March 22, 2000. The Trust is an open-end, diversified, management investment company registered under the Investment Company Act of 1940 (the “Act”).  The Trust is authorized to issue an unlimited number of shares without par value.  The Trust currently offers shares of the Ambassador Money Market Fund (the “Fund”).  The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares.  As of January 31, 2010, Investor Shares have not commenced operations.

2.

Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

In June 2009, the Financial Accounting Standards Board ("FASB") codified its standards and accounting principles for financial statements issued ending after September 15, 2009. Starting with the accompanying financial statements, the Funds will make reference to U.S. generally accepted accounting principles ("U.S. GAAP") issued by FASB as Accounting Standards Codification ("ASC").

Securities Valuation:

Securities in the Fund are valued at amortized cost, which approximates market value.  The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

Repurchase Agreements:

The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.  The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest).  At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value.  Collateral subject to repurchase agreements is held by the Fund’s custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. There were no repurchase agreements at January 31, 2010.

Security Transactions and Investment Income:

Security transactions are recorded on the date the security is purchased or sold.  Net realized gains and losses are calculated on the identified cost basis.  Dividend income is recorded on ex-dividend date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2010

2.

Significant Accounting Policies (Cont’d):

Distributions to Shareholders:

The Fund declares dividends from net investment income daily, and distributes these dividends monthly.  Net realized capital gains for the Fund, if any, are distributed at least annually.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

Federal Income Taxes:

The Fund is a separate taxable entity for federal tax purposes.  The Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders.  Accordingly, no provision for federal income or excise tax is required.

Fair Value Measurements:

In accordance with ASC 820-10, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820-10 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical investments;

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates,

     prepayment speeds, credit risk, etc.);

• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Ambassador Funds
Notes to Financial Statements (Cont’d)
January 31, 2010

2.

Significant Accounting Policies (Cont’d):

Fair Value Measurements (Cont’d):

The following table summarizes the respective Fund's investments at January 31, 2010, based on the inputs used to value them (in thousands):

INVESTMENTS IN SECURITIES (Unaudited)
Ambassador Money Market Fund	(Level 1)	(Level 2)	(Level 3)	Total
U.S. Government Agency Obligations	$0	$40,025	$0	$40,025
Commercial Paper	$0	$88,970	$0	$88,970
Commercial Paper - Asset Backed	$0	$190,140	$0	$190,140
Money Market Fund	$1	$0	$0	$1
FUND TOTAL	$1	$319,135	$0	$319,136

The Fund's investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, however, since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

3.

Related Parties:

Investment Adviser:

Ambassador Capital Management, L.L.C., (the “Adviser”) serves as the investment adviser to the Fund. Brian T. Jeffries, President and Chief Executive Officer, and Gregory A. Prost, Vice President, each of whom owns more than 25% of the voting securities of the Adviser, are also trustees of the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

Administrator and Fund Accountant:

Administration, Accounting and Compliance Expenses reported on the Statement of Operations were paid to Fund Services Group LLC (“FSG”), an affiliate of the Adviser,  pursuant to agreements dated August 1, 2003 and renewable annually commencing August 1, 2005. FSG is 45.5% owned by the Adviser, 45.5% owned by Monetta Financial Services, Inc. and the remaining 9% is owned by Maria De Nicolo of FSG. According to the terms of the agreements, the Fund will compensate FSG annually for the following services, all of which are calculated and accrued daily and paid monthly:

Administration - 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million on net assets; 2 basis points (0.02%) on net assets in excess of $1 billion.

Accounting - $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets; ½ basis point (0.005%) on net assets in excess of $500 million.

Compliance - a minimum monthly fee of $2,083.

In addition to the fees set forth above, the Fund shall also reimburse FSG for its reasonable out-of-

pocket expenses.

Ambassador Funds
Money Market Fund
Notes to Financial Statements (Cont’d)
January 31, 2010

4.

Federal Tax Information:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2009 were as follows:

Distributions paid from
Net Investment Income	Net Long Term Capital Gains		Total Taxable Distributions	Tax Return of Capital	Total Dividends Paid*
$6,408,990	--		$6,408,990	--	$6,408,990

As of July 31, 2009 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:

Undistributed Net Investment Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Total Accumulated Deficit
$140,446	$1,576	$142,042	$140,466	$1,576	$0

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

Management has reviewed the Funds' tax positions for all tax periods open to examination by the applicable U.S. federal and state tax jurisdictions (tax years ended July 31, 2006 - 2009), in accordance with ASC 740-10, and no tax exposure reserve was required in the financial statements.

5.

Temporary Guarantee Insurance Program:

The Temporary Guarantee Insurance Program was not extended by the U.S. Treasury Department and expired on September 18, 2009.

6.

Subsequent Events Evaluation:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through March 17, 2010, the issue date. This evaluation did not result in any subsequent events that necessitated disclosures and /or adjustments.

Ambassador Funds
Money Market Fund
Other Information

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov.  Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A money market fund generally does not invest in securities that possess voting rights.  Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities.  The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2009.

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address Positions(s) Held with the Funds	Principal Occupations(s) During Past 5 Years	Number of Portfolios In the Fund’s Complex Overseen by Trustee	Other Directorships Held by Trustee(2)	Renumeration Paid By The Fund Aug. 2009 to Jan. 2010
DISINTERESTED TRUSTEES:(1)
Dennis W. Archer, Jr. (1969) Archer Corporate Services, LLC 6703 Haggerty Rd., Suite B Belleville, MI 48111 Trustee since 2008	Founding Principal and President of Archer Corporate Services, LLC, since 2004; Managing Principal of Ignition Media Group, LLC, since 1997; Principal, Hamilton Woodlynne Publishing, since 2005; Station Mgr/Nat’l Sales Mgr for Radio One, Inc. from 1998-2004.	1	None.	$6,875
Nicholas J. DeGrazia (1943) PO Box 38 North Street, MI 48049 Trustee since 2000	Chairman of Shorewood Adventures, Inc. since 2005; Principal of Modesitt Associates, Inc. (management consulting firm) since 1997; Consultant of Lionel, LLC, from 1995-1996; President and Chief Operating Officer of Lionel Trains, Inc. from 1990-1995.	1	None	$6,875
Ronald E. Hall (1943) Bridgewater Interiors, LLC 4617 West Fort St. Detroit, MI 48209 Trustee since 2000	President, Chief Executive Officer and Chairman of the Board of Bridgewater Interiors, LLC, an automotive supplier joint venture with Johnson Controls, Inc, since 1998; President and Chief Executive Officer of the Michigan Minority Business Development Council from 1992-1998.	1	United American Healthcare Corporation since 2001.	$6,375
Conrad W. Koski (1945) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Chairman since 2000	Retired 1997; President and Chief Executive Officer of First of Michigan Corporation from 1996-1997 and Executive Vice President and Chief Financial Officer from 1982-1996. Officer and Trustee of Cranbrook Funds from 1984-1997.	1	None	$6,875
INTERESTED TRUSTEES: (1)(3)
Brian T. Jeffries* (1965) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 President since 2000	Founder and President of Ambassador Capital Management, LLC, since 1998; Shareholder and Portfolio Manager of Munder Capital Management, Inc. from 1994-1998.	1	None	$0
Gregory A. Prost* (1966) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226 Trustee since 2000 Vice President since 2000	Chief Investment Officer of Ambassador Capital Management, LLC, since 2000; Shareholder and Senior Portfolio Manager of Munder Capital Management, Inc. from 1995-2000.	1	None	$0

Ambassador Funds
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds.  Asterisks indicate those Trustees who are “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund’s Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling (800) 992-0444.

Name (Year of Birth) Address	Position(s) Held with the Funds	Term of Office and Length of Time Served with the Fund(1)	Principal Occupation(s) During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES:
Kathryn J. Nurre (1954) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Secretary	Indefinite term; since 2000	Vice President and Senior Portfolio Manager of Ambassador Capital Management, LLC since 1998; Director of Short Term Investments of Cranbrook Capital Management from 1994-1998.
Maria C. De Nicolo (1949) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Chief Compliance Officer	Indefinite term; since 2004	President, Fund Services Group, LLC since 2003; Secretary of Monetta Financial Services, Inc. from 1996 to present; Treasurer from 1996 to 2004; CFO from 1998-2004.
Lynn H. Waterloo (1957) Fund Services Group, LLC 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Treasurer and CFO	Indefinite term; since 2004	Chief Financial Officer and Treasurer, Monetta Funds since 2004; Secretary, Fund Services Group, LLC since 2003.
Gary R. Schaefer (1946) Ambassador Funds 1776-A South Naperville Rd., Suite 101 Wheaton, IL 60189	Assistant Secretary	Indefinite term; since 2003	Portfolio Manager, Ambassador Capital Management, LLC since 2000; Portfolio Manager, Monetta Financial Services, Inc. from 1997-2001; Lehman Brothers FID from 1973-1997.
Derek Oglesby (1977) Ambassador Funds 500 Griswold St., Suite 2800 Detroit, MI 48226	Assistant Secretary	Indefinite term; since 2003	Research Analyst, Ambassador Capital Management, LLC since 2000; Investment Research Analyst with Conning Asset Management (Hartford, CT) from 1998-2000.

(1)		Each Trustee serves until he dies, resigns, or is removed; or, if sooner, until the election and qualification of his successor. Each officer is elected annually.
(2)

Other directorships includes positions held as a director or trustee of any company with a class of securities registered with the SEC pursuant  to federal securities laws and any investment company registered with the SEC.

(3)

Messrs. Jeffries and Prost are "interested Trustees" because each holds a position as an executive officer and a principal owner of Ambassador Capital Management, LLC, one of the subadvisers to the Fund.

Semi-Annual Report

January 31, 2010

Investment Adviser

Ambassador Capital Management, LLC

500 Griswold Street, Suite 2800

Detroit, MI 48226

Counsel

Dykema Gossett PLLC

400 Renaissance Center

Detroit, MI 48243

For Additional Information Call:

1-800-992-0444

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics applicable to the Ambassador

    Fund's principal executive officer(s) and principal financial officer(s),

    regardless of whether these individuals are employed by the Registrant or third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The registrant has made no amendments to its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(e) Not applicable.

(f) (1) Information required for this item is only required in an annual report of FORM N-CSR.

    (2) Not applicable.

    (3) The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-992-0444.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Information required for this item is only required in an annual report of FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Information required for this item is only required in an annual report of FORM N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Information required for this item is only required in an annual report of FORM N-CSR.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable - the Schedule of Investments is included with the registrant's Semi-Annual Report to Shareholders presented in Item 1.

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ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

         MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT

         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the report to shareholders presented in Item 1.

Item 11.  CONTROLS AND PROCEDURES

(a) Based in their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 12.  EXHIBITS

Exhibit (a)(1)      Code of Ethics - Not applicable

Exhibit (a)(2)      Certification for each principal executive officer and

  principal financial officer of the registrant as required

                    by Rule 30a-2(a) under the Act (17CFR270.30a-2(a)

Exhibit 99.906CERT  A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Ambassador Capital Management L.L.C.

By:  /s/      Brian T. Jeffries

     Name:    Brian T. Jeffries

     Title:   Principal Executive Officer

Date:  March 26, 2010

By:  /s/      Lynn H. Waterloo

     Name:    Lynn H. Waterloo

     Title:   Principal Financial Officer

Date:  March 26, 2010

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